PRESIDENT'S MESSSAGE

FUND HIGHLIGHTS

PORTFOLIOS

FINANCIAL INFORMATION
     FINANCIAL STATEMENTS
     FINANCIAL HIGHLIGHTS
     NOTES TO FINANCIAL STATEMENTS

MORE ABOUT THE COMPOSITE GROUP

                     INVESTMENT PERFORMANCE CONTINUES STRONG

     As reported in the pages which follow, despite a period of extraordinary market volatility, Composite Group's Equity Funds achieved solid investment results for the six-month period ended April 30, 1997.

The economy looks great now. But what about its future?
     Growth of the domestic economy, which was especially forceful in the first quarter of 1997, produced the likelihood of the lowest federal budget deficit level in 20 years. While a combination of robust sales, low inflation, a low level of unemployment, and broad gains in productivity present a picture of health today, this could change rapidly. An overheated economy is most surely an open invitation to the Federal Reserve to slow things down by raising interest rates. In that event, look for additional market correction.
     In the past several reports I have taken a positive view of the markets, but surrounded it with a cautionary note. I continue to believe that while good buying opportunities remain, most of the market is fully valued. Given this situation I believe it very important that you remain diversified and committed to longer-term investing. By all means, continue to rely on professional portfolio management and review your asset allocation periodically. Over time, you may find the latter more responsible than anything else for meeting your investment goals.

Important changes in the Board of Directors
     An on-going strength of the Composite Group has been the counsel and leadership provided by members of our Board of Directors. After more than 21 years as director, Edwin J. McWilliams retired from our Board in December 1996. We deeply appreciate his guidance over those years.
     Elected to succeed him was Daniel L. Pavelich, chairman and CEO of BDO Seidman, the nation's seventh largest public accounting firm. Mr. Pavelich has national and international perspectives, as well as intimate knowledge of our Pacific Northwest region, having spent 27 years with Seidman in Spokane. He moved recently to the firm's headquarters in Chicago. We're most pleased to have Dan on our Board.
[PHOTO - RETIRING CHAIRMAN OF THE BOARD, LEE SAHLIN]
     Of special note is the retirement of Chairman Lee Sahlin from our Board this past January. Armed with a graduate degree in economics from Washington State University, Lee joined our distributor, Murphey Favre, in 1955. Since then he has been, at various times, the CEO of that organization as well as of the Composite Group of Funds and Composite Research & Management Co., the Funds' Adviser.
     Lee was instrumental in not only organizing most of our Funds, but in developing a cadre of professionals committed to a conservative, long-term approach to the accumulation of wealth. Our shareholders and staff have been the beneficiaries of his strengths and integrity.



WILLIAM G. PAPESH
PRESIDENT

                                 FUND HIGHLIGHTS

                           COMPOSITE BOND & STOCK FUND

Impacts on recent performance
     Financial markets showed increased levels of volatility in recent months. The Federal Reserve, in an effort to contain inflation risks, reacted to strong labor markets by taking a more restrictive policy stance. Higher interest rates in the bond market affected the stock market, which declined 8% from the middle of February to the end of March. This was followed by a dramatic rally in the equities markets in late April. We expect the markets will continue to be volatile in coming months as investors contemplate what lies ahead for the economy.
     While the economy's strength surprised us, the market's response did not. We have been positioning the Fund's holdings in anticipation of a more volatile period. In the stock portfolio, we have been reducing positions in stocks that had performed well, but where expectations of continued good performance were unjustifiably high. An example would include our holdings in bank stocks, which have performed well for several years but reached levels that we considered fully valued. In the bond portfolio, we shortened the average maturity in November when interest rates reached an intermediate target.

What's ahead?
     We continue to be decidedly optimistic on the longer-term future for the economy and the financial markets. Our optimism is based on three factors: progress in reducing the nation's budget deficit which will reduce the overall demand for credit, the aging of the "baby boom" generation requiring increased savings for retirement, and productivity gains resulting from the introduction of technology which allows for long-term growth of the economy without inflationary pressures.[PHOTO - COMPOSITE GROUP EQUITY PORTFOLIO MANAGER, JEFFREY D. HUFFMAN]

Key investment strategies
     As one of the first 50 mutual funds in the U.S. - in an industry that now has nearly 7,000 funds - our key strategy always has been to maintain a broadly diversified portfolio of quality investments. We currently favor equity investments to bonds because of our belief that stocks will generate superior long-term returns. Our stock selection process favors well-established companies that have generated high rates of return on investment and have growth opportunities that can be funded internally. In the bond portfolio, we seek to take advantage of interest rate changes in two ways: first, by altering the average maturity of the portfolio based on a forecast of rates and second, by altering the allocation between market sectors to enhance portfolio yield without compromising principal value.

               Fund Performance
             Periods Ended 4/30/97
----------------------------------------------
                  Six Months

                        CLASS A     CLASS B
                        SHARES      SHARES
Total Return            -------     -------
 With sales charge       2.88%       3.28%
 Without sales charge    7.73%       7.24%
Per share
 Dividends               $0.27       $0.21
 Capital gains           $0.94       $0.94
Net Asset Values
 Beginning               $14.71      $14.69
 Ending                  $14.60      $14.57
----------------------------------------------
         Average Annual Total Returns

                        WITH       WITHOUT
CLASS A                 SALES       SALES
SHARES                  CHARGE     CHARGE
-------                 ------     -------
One Year                 8.87%      14.00%
Five Years              11.11%      12.13%
Ten Years                9.75%      10.26%

CLASS B
SHARES
-------
One Year                 9.94%      12.94%
Life of Class           14.40%      14.65%
  (since 3/30/94)
----------------------------------------------
Reference to sales charges above are based on the maximum 4.5% initial sales charge for Class A shares or applicable Class B contingent deferred sales charges of 3% for one year and 1% since March 1994. Information presented represents past performance which cannot predict future results. Investment returns and principal values of Fund shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost

                         COMPOSITE GROWTH & INCOME FUND

Impacts on recent performance
     The stock market both ended 1996 and started off 1997 invigorated. This strength was produced by favorable corporate earnings and expectations of moderate inflation. By the end of February 1997, the market retreated and gave up most of the 1997 gains. This sell-off was triggered by fear the Federal Reserve would have to raise interest rates due to an overheated economy. But stocks rallied in the later days of April and the Fund benefited from the overall strength in blue chip stocks. Sixty-five percent of the Fund is currently invested in large capitalization securities. Investors flocked to strong multinational companies that have produced consistent earnings in the period. This trend particularly benefited our holdings in General Electric, Intel and Federal Home Loan Mortgage Corporation.

What's ahead?
     We anticipate that mergers and acquisitions, along with low to very moderate inflation, will continue. However, the Federal Reserve is now on a mission to preemptively slow economic growth by increasing interest rates incrementally. Historically, when the Federal Reserve raises interest rates, stock volatility increases and consumer confidence may become a problem in certain investment sectors. We expect that any short-term rate increases will have a slowing effect on the economy six months out. Therefore, we are very cautious when investing in companies whose stock values are dependent on high consumer confidence.[PHOTO - COMPOSITE GROUP EQUITY PORTFOLIO MANAGER,
PHILIP M. FOREMAN]

Key investment strategies
     Our basic strategy, as always, is to buy the stocks of good businesses when they are at "sale prices." Good businesses generate a high return on investment, have a competitive advantage and have barriers to entry. We are finding such values in the computer networking area. Leading companies in this area are helping businesses become more productive by allowing data sharing among networked employees.
     The healthcare industry is filled with good companies that represent attractive values. This situation has been created by fears of deep budget cuts in Medicaid and Medicare. We believe the aging of the population should fuel the demand for healthcare services for many years to come.
     Finally, restructuring situations should be good investments in 1997. Many companies have trapped asset value that can only be realized by partial or full sale.

               Fund Performance
             Periods Ended 4/30/97
----------------------------------------------
                  Six Months

                        CLASS A     CLASS B
                        SHARES      SHARES
Total Return            -------     -------
 With sales charge       6.87%       7.38%
 Without sales charge   11.88%      11.38%
Per share
 Dividends              $0.085      $0.015
 Capital gains          $1.210      $1.210
Net Asset Values
 Beginning              $17.26      $17.17
 Ending                 $17.95      $17.84
----------------------------------------------
         Average Annual Total Returns

                        WITH       WITHOUT
CLASS A                 SALES       SALES
SHARES                  CHARGE     CHARGE
-------                 ------     -------
One Year                14.35%      19.74%
Five Years              13.90%      14.95%
Ten Years               11.16%      11.68%

CLASS B
SHARES
-------
One Year                15.60%      18.60%
Life of Class           19.37%      19.60%
  (since 3/30/94)
----------------------------------------------
Reference to sales charges above are based on the maximum 4.5% initial sales charge for Class A shares or applicable Class B contingent deferred sales charges of 3% for one year and 1% since March 1994. Information presented represents past performance which cannot predict future results. Investment returns and principal values of Fund shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            COMPOSITE NORTHWEST FUND

Impacts on recent performance
     Composite Northwest Fund (Class A shares) returned 15.43% during the six-month period ended April 30, 1997. This compares favorably to the unmanaged Standard & Poor's 500 Index which returned 14.72% over the same period. As has been the case for some time, smaller capitalization stocks underperformed large capitalization stocks. However, we continue to find the valuations of some smaller capitalization companies compelling and expect to eventually be rewarded for owning them.
     The biotechnology industry provided both the best and worst stocks in our portfolio, which is not unexpected given the volatile nature of this sector. Immunex was up 106% due to encouraging results on a potential blockbuster drug to treat rheumatoid arthritis. Ostex, however, declined a painful 62% due to slow market acceptance of its test for bone loss associated with osteoporosis.
     Significant performers over the period included Airborne Freight which rose 77% thanks to sharply improved earnings, and U.S. Bancorp which rose a respectable 43% over the period as a result of its agreement to be acquired by First Bank Systems of Minneapolis. Our portfolio's software powerhouse, Microsoft, continued to exceed analyst estimates and rose a very respectable 77%. But the period was not without disappointments. Concerns about competitive pressures hammered stocks in the wireless telephone industry, and Western Wireless was not spared, losing 38% of its value. Competition also beset the craft brewing industry, and Redhook Ale Breweries lost 44% of its value before we eliminated the last of our position.

What's ahead?
     The Northwest economy continues to fare well. The region's two major industries, aerospace (led by Boeing) and technology (led by Microsoft and Intel), show continued strength, and the area's economy should continue to benefit as a result. We believe that the Fund is well positioned to take advantage of the market's interest in companies that have global growth opportunities as well as those that benefit from a robust local economy.[PHOTO - COMPOSITE GROUP EQUITY PORTFOLIO MANAGER, DAVID W. SIMPSON]

Key investment strategies
     The goal  of the  Fund is to  seek  long-term  capital  appreciation  while investing in stocks of companies headquartered or doing business in the Northwest. To accomplish this, we seek quality growth characteristics, defensible competitive advantages, and reasonable valuations.

               Fund Performance
             Periods Ended 4/30/97
----------------------------------------------
                  Six Months

                        CLASS A     CLASS B
                        SHARES      SHARES
Total Return            -------     -------
 With sales charge      10.24%      10.92%
 Without sales charge   15.43%      14.92%
Per share
 Dividends               - 0 -       - 0 -
 Capital gains           $1.88       $1.88
Net Asset Values
 Beginning              $19.69      $19.45
 Ending                 $20.71      $20.34
----------------------------------------------
         Average Annual Total Returns

                        WITH       WITHOUT
CLASS A                 SALES       SALES
SHARES                  CHARGE     CHARGE
-------                 ------     -------
One Year                10.28%      15.49%
Five Years              10.71%      11.74%
Ten Years               12.86%      13.38%

CLASS B
SHARES
-------
One Year                11.45%      14.45%
Life of Class           15.41%      15.65%
  (since 3/30/94)
----------------------------------------------
Reference to sales charges above are based on the maximum 4.5% initial sales charge for Class A shares or applicable Class B contingent deferred sales charges of 3% for one year and 1% since March 1994. Information presented represents past performance which cannot predict future results. Investment returns and principal values of Fund shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPOSITE
BOND & STOCK
FUND, INC.

PORTFOLIO OF
INVESTMENTS
IN SECURITIES
APRIL 30, 1997

                      COMPOSITE BOND & STOCK FUND PORTFOLIO
                                   (UNAUDITED)

  PRINCIPAL                                                         MARKET
   AMOUNT                                                            VALUE
------------             FIXED INCOME SECURITIES-32.60%           ------------
                    U.S. TREASURY & AGENCY OBLIGATIONS-15.81%
$ 2,000,000    Federal National Mortgage Association,
                 8.25%, due 12/18/2000.......................... $  2,105,322
  1,000,000    Federal National Mortgage Association,
                 5.80%, due 02/22/2006..........................      929,675
  2,000,000    Federal National Mortgage Association,
                 5.45%, due 10/10/2003..........................    1,860,688
  3,000,000    U.S. Treasury Bond, 7.50%, due 11/15/2016........    3,141,564
  9,000,000    U.S. Treasury Bond, 6.25%, due 08/15/2023........    8,139,384
  4,000,000    U.S. Treasury Bond, zero coupon, due 08/15/2012..    1,378,224
  4,250,000    U.S. Treasury Note. 6.50%, due 11/15/2026........    3,988,361
  4,250,000    U.S. Treasury Note, 6.375%, due
                 03/31/2001 - 08/15/2002........................    4,219,848
  4,000,000    U.S. Treasury Note, 6.25%, due
                 08/31/2000 - 04/30/2001........................    3,968,128
 19,300,000    U.S. Treasury Note, 5.875%, due
                 10/31/1998 - 11/15/1999........................   19,135,332
                                                                  -------------
               TOTAL U.S. TREASURY & AGENCY OBLIGATIONS
                 (cost $49,266,615)                                48,866,526
                                                                  -------------

                        MORTGAGE-BACKED SECURITIES-6.45%
                            GOVERNMENT AGENCY - 4.33%
  1,744,704    Federal National Mortgage Association,
                 8.00%, due 12/01/2026..........................    1,770,874
    558,968    Government National Mortgage Association,
                 10.00%, due 08/15/2019.........................      613,643
  1,512,397    Government National Mortgage Association,
                 7.00%, due 03/15/2027..........................    1,465,609
  9,178,337    Government National Mortgage Association,
                 6.50%, due 01/15/2024 - 05/15/2026.............    8,644,848
    965,914    Government National Mortgage Association,
                 6.00%, due 01/15/2026 - 02/15/2026.............      883,208
                                                                  -------------
                                                                   13,378,182
                                                                  -------------
                      COLLATERALIZED MORTGAGE OBLIGATIONS -
                        GOVERNMENT AGENCY BACKED - 1.47%
  1,000,000    Federal Home Loan Mortgage Corporation -
                 CMO PAC-1(11) 1311H, 7.50%, due 07/15/2020.....    1,010,148
  2,000,000    Federal Home Loan Mortgage Corporation -
                 GNMA PAC-1(11) 2E, 6.85%, due 07/25/2018.......    1,984,020
  1,533,777    Weyerhaeuser 1982-C FHA Putable, 7.43%,
                 due 06/01/2022.................................    1,543,750
                                                                  -------------
                                                                    4,537,918
                                                                  -------------
                   COLLATERALIZED MORTGAGE OBLIGATIONS - 0.65%
  1,250,000    DLJ Mortgage Acceptance Corp., 1993-M17,
                 7.35%, due 12/18/2003..........................    1,236,854
      4,005    Merrill Lynch Mortgage Investors, Inc.,
                 1988-H, 9.70%, due 06/15/2008..................        4,002
    132,121    Merrill Lynch Mortgage Investors, Inc.,
                 1988-P, 10.05%, due 12/15/2008.................      141,536
    865,343    Resolution Trust Corporation - 1991-M2-A2,
                 7.673%, due 09/25/2020.........................      626,195
                                                                  -------------
                                                                    2,008,587
                                                                  -------------
               TOTAL MORTGAGE-BACKED SECURITIES
                 (cost $19,943,582).............................   19,924,687
                                                                  -------------
See accompanying notes to financial statements.

  PRINCIPAL                                                         MARKET
   AMOUNT                                                            VALUE
------------           FIXED INCOME SECURITIES (continued)        ------------
                              CORPORATE BONDS-9.65%
 $1,000,000    Aetna Services, Inc., 7.625%, due 08/15/2026.....   $  971,277
  1,365,000    American Medical Association, zero coupon,
                 due 08/12/1997.................................    1,329,903
  1,000,000    Bank of New York, 7.875%, due 11/15/2002.........    1,036,338
  1,200,000    Burlington Northern, 8.75%, due 02/25/2022.......    1,303,156
  1,000,000    Coastal Corporation, 9.625%, due 05/15/2012......    1,188,634
    750,000    Conagra, Inc., 9.75%, due 03/01/2021.............      900,142
  1,000,000    Continental Corporation, 7.25%, due 03/01/2003...      996,997
  1,000,000    Dart & Kraft Finance, 7.75%, due 11/30/1998......    1,016,807
    500,000    Developers Diversified Realty, 6.58%,
                 due 02/06/2001.................................      487,002
  1,250,000    First Nationwide, 10.00%, due 10/01/2006.........    1,421,764
  1,000,000    Franchise Finance Corporation of America,
                 7.00%, due 11/30/2000..........................      997,109
  1,000,000    Franchise Finance Corporation of America,
                 7.875%, due 11/30/2005.........................    1,023,263
  1,000,000    Golden Books Publishing, 7.65%, due 09/15/2002...      910,000
  1,500,000    Integon Corporation, 8.00%, due 08/15/1999.......    1,507,282
  2,000,000    Loral Corporation, 7.625%, due 06/15/2025........    1,972,136
  1,000,000    Mercantile Bank, 7.625%, due 10/15/2002..........    1,021,249
  1,100,000    Niagara Mohawk Power, 9.50%, due 06/01/2000......    1,144,074
    995,000    Niagara Mohawk Power, 8.77%, due 01/01/2018......    1,008,125
  1,000,000    Ohio Edison 1st Mortgage, 8.75%, due 02/15/1998..    1,015,615
  1,000,000    Price/Costco, Inc., 7.125%, due 06/15/2005.......      974,760
    500,000    Public Service Company of New Hampshire,
                 9.17%, due 05/15/1998..........................      509,769
  1,250,000    Riviera Holdings Corporation, 11.00%,
                 due 12/31/2002.................................    1,293,750
    500,000    Summit Bancorp, 8.625%, due 12/10/2002...........      531,591
    221,000    System Energy Resources, 11.375%,
                 due 09/01/2016.................................      236,795
  1,000,000    Tenet Healthcare Corporation, 7.875%,
                 due 01/15/2003.................................      990,000
  2,000,000    Time Warner, Inc., 9.15%, due 02/01/2023.........    2,148,400
  1,000,000    U.S. West Capital Funding, Inc., 6.95%,
                 due 01/15/2037.................................      985,718
  1,000,000    Westinghouse Electric Corporation, 7.875%,
                 due 09/01/2023.................................      902,646
                                                                  -------------
               TOTAL CORPORATE BONDS (cost $29,856,750).........   29,824,302
                                                                  -------------


                      U.S. DOLLAR FOREIGN OBLIGATIONS-0.68%
  1,000,000    Province of Alberta, 9.20%, due 11/01/1997.......    1,018,670
  1,500,000    United Mexican States, Series A, 6.25%,
                 due 12/31/2019.................................    1,087,500
                                                                  -------------
               TOTAL FOREIGN OBLIGATIONS (cost $1,793,487)......    2,106,170
                                                                  -------------
               TOTAL FIXED INCOME SECURITIES
                 (cost $109,155,682)............................  100,721,685
                                                                  -------------
See accompanying notes to financial statements.

                                                                    MARKET
   SHARES                                                            VALUE
------------                EQUITY SECURITIES-64.07%              ------------
                              COMMON STOCKS-56.09%
                           AEROSPACE/DEFENSE - 3.34%
     30,000    General Dynamics Corporation.....................  $ 2,137,500
     33,000    Lockheed Martin Corporation......................    2,953,500
     30,000    Northrop Grumman Corporation.....................    2,505,000
     62,500    Raytheon Company.................................    2,726,562
                                                                  -------------
                                                                   10,322,562
                                                                  -------------
                             APPAREL & SHOES - 1.08%
     30,000    Nike, Inc., Class B..............................    1,687,500
    120,000    Stride Rite Corporation..........................    1,650,000
                                                                  -------------
                                                                    3,337,500
                                                                  -------------
                          BANKS/SAVINGS & LOANS - 2.62%
     35,000    Mellon Bank Corporation..........................    2,909,375
     22,000    J.P. Morgan & Company, Inc. .....................    2,241,250
     11,000    Wells Fargo & Company............................    2,934,250
                                                                  -------------
                                                                    8,084,875
                                                                  -------------
                                BEVERAGES - 0.86%
     69,500    Seagram Company, Ltd. ...........................    2,658,375
                                                                  -------------
                               CHEMICALS - 0.93%
     80,000    Nalco Chemical Company...........................    2,880,000
                                                                  -------------

                           COMPUTER SOFTWARE - 1.22%
     72,500    Computer Associates International, Inc. .........    3,770,000
                                                                  -------------

                            COMPUTER SYSTEMS - 1.65%
     50,000    Electronic Data Systems Corporation..............    1,668,750
     65,000    Hewlett-Packard Company..........................    3,412,500
                                                                  -------------
                                                                    5,081,250
                                                                  -------------
                          ELECTRICAL EQUIPMENT - 0.90%
     25,000    General Electric Company.........................    2,771,875
                                                                  -------------
                         ELECTRONICS - GENERAL - 1.18%
     80,000    Loral Space & Communications*....................    1,170,000
     45,500    Tektronix, Inc...................................    2,462,688
                                                                  -------------
                                                                    3,632,688
                                                                  -------------
                ELECTRONICS - SEMICONDUCTORS/COMPONENTS - 2.03%
     55,000    Motorola, Inc. ..................................    3,148,750
     35,000    Texas Instruments, Inc. .........................    3,123,750
                                                                  -------------
                                                                    6,272,500
                                                                  -------------
                           FINANCIAL SERVICES - 1.31%
     80,000    Federal National Mortgage Association............    3,290,000
     16,087    Legg Mason, Inc. ................................      764,132
                                                                  -------------
                                                                    4,054,132
                                                                  -------------

See accompanying notes to financial statements.

                                                                    MARKET
   SHARES               EQUITY SECURITIES (continued)                VALUE
------------              COMMON STOCKS (continued)               ------------
                        FOODS & FOOD RETAILERS - 2.66%
     80,000    Dole Food Company................................  $ 3,260,000
     60,000    Sara Lee Corporation.............................    2,520,000
     80,000    Supervalu, Inc. .................................    2,450,000
                                                                  -------------
                                                                    8,230,000
                                                                  -------------
                           HEALTHCARE PRODUCTS - 5.09%
     53,500    Abbott Laboratories..............................    3,263,500
     70,000    Bausch & Lomb, Inc. .............................    2,826,250
     70,000    Baxter International, Inc. ......................    3,351,250
     60,000    Johnson & Johnson................................    3,675,000
     29,000    Merck & Company, Inc. ...........................    2,624,500
                                                                  -------------
                                                                   15,740,500
                                                                  -------------
                           HEALTHCARE SERVICES - 2.33%
     35,000    Aetna, Inc. .....................................    3,189,375
    120,000    Medpartners, Inc.*...............................    2,190,000
     99,900    Olsten Corporation...............................    1,760,737
      2,663    Talbert Medical Management Corporation
                 Stock Rights*..................................       46,602
                                                                  -------------
                                                                    7,186,714
                                                                  -------------
                           HOUSEHOLD PRODUCTS - 1.82%
     17,500    Procter & Gamble Company.........................    2,200,625
     17,500    Unilever Group...................................    3,434,375
                                                                  -------------
                                                                    5,635,000
                                                                  -------------
                                INSURANCE - 2.12%
     20,000    American International Group, Inc. ..............    2,570,000
     15,000    General Re Corporation...........................    2,508,750
     52,500    TIG Holdings, Inc. ..............................    1,456,875
                                                                  -------------
                                                                    6,535,625
                                                                  -------------
                                MACHINERY - 1.04%
     86,000    Crane Company....................................    3,214,250
                                                                  -------------
                                  MEDIA - 1.95%
     75,000    Time Warner, Inc. ...............................    3,375,000
    100,000    Viacom, Inc., Class A*...........................    2,662,500
                                                                  -------------
                                                                    6,037,500
                                                                  -------------
                             METALS & MINING - 0.87%
     35,000    Phelps Dodge Corporation.........................    2,686,250
                                                                  -------------

See accompanying notes to financial statements.

                                                                    MARKET
   SHARES               EQUITY SECURITIES (continued)                VALUE
------------              COMMON STOCKS (continued)               ------------
                             OILS & GAS - 4.29%
     65,000    Amerada Hess Corporation.........................  $ 3,160,625
     20,000    Atlantic Richfield Company.......................    2,722,500
     20,000    British Petroleum Company,
                 American Depository Receipt....................    2,752,500
    100,000    Occidental Petroleum Corporation.................    2,212,500
     22,500    Shell Transport & Trading Company,
                 American Depository Receipt....................    2,393,438
                                                                  -------------
                                                                   13,241,563
                                                                  -------------
                         PAPER & FOREST PRODUCTS - 2.47%
     75,000    Boise Cascade Corporation........................    2,493,750
     40,000    Georgia-Pacific Corporation......................    3,120,000
     50,000    Rayonier, Inc. ..................................    2,018,750
                                                                  -------------
                                                                    7,632,500
                                                                  -------------
                      REAL ESTATE INVESTMENT TRUSTS - 6.87%
     44,000    Capstone Capital Trust, Inc. ....................      990,000
     67,500    CarrAmerica Realty Corporation...................    1,881,562
     59,700    Duke Realty Investments, Inc. ...................    2,193,975
     75,000    First Industrial Realty Trust....................    2,212,500
     62,500    Health Care Property Investors, Inc. ............    2,070,313
     82,500    Hospitality Properties Trust.....................    2,547,188
     84,000    Nationwide Health Properties, Inc. ..............    1,680,000
     65,000    Security Capital Pacific Trust...................    1,478,750
     55,000    Shurgard Storage Centers, Inc. ..................    1,443,750
    129,165    United Dominion Realty Trust, Inc. ..............    1,776,019
    100,000    Wellsford Residential Property Trust.............    2,962,500
                                                                  -------------
                                                                   21,236,557
                                                                  -------------
                                 TOBACCO - 1.64%
     45,000    Phillip Morris Companies, Inc. ..................    1,771,875
     45,000    RJR Nabisco Holdings Corporation.................    1,338,750
     75,000    UST, Inc. .......................................    1,959,375
                                                                  -------------
                                                                    5,070,000
                                                                  -------------
                        UTILITIES-GAS & ELECTRIC - 0.53%
     41,500    NIPSCO Industries, Inc. .........................    1,639,250
                                                                  -------------

See accompanying notes to financial statements.

                                                                    MARKET
   SHARES               EQUITY SECURITIES (continued)                VALUE
------------              COMMON STOCKS (continued)               ------------
                    UTILITIES - TELECOMMUNICATIONS - 5.29%
     73,000    AT&T Corporation.................................  $ 2,445,500
     60,000    Aliant Communications, Inc. .....................      937,500
     31,000    Alltel Corporation...............................      976,500
     25,000    Ameritech Corporation............................    1,528,125
     30,000    Century Telephone Enterprises, Inc. .............      896,250
    160,000    Frontier Corporation.............................    2,540,000
     60,000    GTE Corporation..................................    2,752,500
     27,000    Southern New England Telecommunications
                 Corporation....................................      985,500
     75,000    Sprint Corporation...............................    3,290,625
                                                                  -------------
                                                                   16,352,500
                                                                  -------------
               TOTAL COMMON STOCKS (cost $132,279,563)..........  173,303,966
                                                                  -------------

                       CONVERTIBLE PREFERRED STOCKS-5.25%
     31,500    Integon Corporation..............................    1,228,500
     10,000    Microsoft........................................      856,250
     67,500    Pacificare Health Systems, Inc. .................    2,109,375
     35,000    Penncorp Financial Group.........................    2,800,000
    150,000    RJR Nabisco Holding - Series C...................      881,250
     35,000    Southdown, Inc., Series D........................    2,108,750
     16,500    TCI Pacific Communications.......................    1,555,125
     54,000    Time Warner Financing - $1.24 Series.............    1,998,000
     25,000    Walbro Capital Trust.............................      628,125
     20,000    Williams Companies, $3.50 Series.................    2,070,000
                                                                  -------------
               TOTAL CONVERTIBLE PREFERRED STOCKS
                 (cost $14,109,223).............................   16,235,375
                                                                  -------------
  PRINCIPAL
   AMOUNT                    CONVERTIBLE BONDS-2.73%
------------
 $1,160,000    Bell Sports Corporation, 4.25%, due 11/15/2000...      887,400
  1,080,000    CII Financial, 7.50%, due 09/15/2001.............    1,000,350
    750,000    Capstone Capital Corporation, 6.55%,
                 due 03/14/2002.................................      686,250
  1,250,000    Comcast Corporation, 3.375%, due 09/09/2005......    1,143,750
  1,000,000    First State Bancorporation, 7.50%,
                 due 04/30/2017.................................    1,000,000
  1,850,000    Jumbosports, Inc., 4.25%, due 11/01/2000.........    1,318,125
  2,000,000    Tenet Healthcare Corporation, 6.00%,
                 due 12/01/2005.................................    2,410,000
                                                                  -------------
               TOTAL CONVERTIBLE CORPORATE BONDS
                 (cost $8,295,248)..............................    8,445,875
                                                                  -------------
               TOTAL EQUITY SECURITIES (cost $146,388,786)......  197,985,216
                                                                  -------------

See accompanying notes to financial statements.

  PRINCIPAL                                                         MARKET
   AMOUNT                  REPURCHASE AGREEMENT-2.70%                VALUE
------------                                                      ------------
$ 8,335,000    Repurchase agreement with Goldman Sachs,
               collateralized by a U.S. Treasury Note,
               in a joint trading account at 5.15%, dated
               04/30/1997, due 05/01/1997, with a maturity
               value of $8,336,192 (cost $8,335,000)............ $  8,335,000
                                                                  -------------
               TOTAL INVESTMENTS (cost $263,879,468)............  307,041,901
               Other assets ($3,754,973)
                 less liabilities ($1,800,111)..................    1,954,862
                                                                 --------------
               NET ASSETS....................................... $308,996,763
                                                                 ==============
*Non-income producing security

FEDERAL INCOME TAX INFORMATION:
Net unrealized appreciation of investments at April 30, 1997, of $43,162,433, based on aggregate cost of $263,879,468, was composed of gross appreciation of $48,326,667 for investments having an excess of value over cost and gross depreciation of $5,164,234 for investments having an excess of cost over value.

OTHER INFORMATION:
Purchases and sales (including maturities and principal repayments) of investment securities, other than short-term investments, aggregated $109,673,813 and $76,888,378, respectively, for the six months ended April 30, 1997, including purchases and sales of U.S. government securities of $48,101,899 and $22,130,201, respectively.

See accompanying notes to financial statements.

COMPOSITE
GROWTH &
INCOME
FUND

PORTFOLIO OF
INVESTMENTS
IN SECURITIES

APRIL 30, 1997


              COMPOSITE GROWTH & INCOME FUND PORTFOLIO (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                  COMMON STOCKS-93.37%                ------------
                            AEROSPACE/DEFENSE - 4.89%
     73,902    Lockheed Martin Corporation......................  $ 6,614,229
     40,000    Northrop Grumman Corporation.....................    3,340,000
     52,040    Raytheon Company.................................    2,270,245
                                                                  -------------
                                                                   12,224,474
                                                                  -------------
                          BANKS/SAVINGS & LOANS - 6.91%
     68,000    Bank of New York Company, Inc. ..................    2,686,000
     26,500    Mellon Bank Corporation..........................    2,202,812
     74,962    Norwest Corporation..............................    3,738,730
     56,300    Signet Banking Corporation.......................    1,738,262
     95,150    Washington Federal, Inc. ........................    2,283,600
     17,300    Wells Fargo & Company............................    4,614,775
                                                                  -------------
                                                                   17,264,179
                                                                  -------------
                             BASIC INDUSTRY - 1.19%
    101,600    WMX Technologies, Inc. ..........................    2,984,500
                                                                  -------------

                                BEVERAGES - 2.46%
    104,900    PepsiCo, Inc. ...................................    3,658,387
     65,000    Seagram Company, Ltd. ...........................    2,486,250
                                                                  -------------
                                                                    6,144,637
                                                                  -------------
                              CAPITAL GOODS - 1.30%
     94,624    Donaldson Company, Inc...........................    3,240,872
                                                                  -------------
                                CHEMICALS - 0.80%
    113,200    Millenium Chemicals, Inc.*.......................    2,009,300
                                                                  -------------

                            COMPUTER SOFTWARE - 6.74%
     83,400    Autodesk, Inc. ..................................    2,960,700
    100,100    Barra, Inc.*.....................................    2,602,600
     62,300    Computer Associates International, Inc. .........    3,239,600
    216,200    Mentor Graphics..................................    1,526,913
     53,700    Microsoft Corporation*...........................    6,524,550
                                                                  -------------
                                                                   16,854,363
                                                                  -------------
                            COMPUTER SYSTEMS - 2.95%
     39,600    Cabletron Systems*...............................    1,366,200
     26,500    Cisco Systems, Inc. .............................    1,371,375
     65,010    Electronic Data Systems Corporation..............    2,169,709
     46,800    Hewlett-Packard Company..........................    2,457,000
                                                                  -------------
                                                                    7,364,284
                                                                  -------------
                            CONSUMER DURABLES - 2.93%
     59,400    Black & Decker Corporation.......................    1,989,900
    141,083    Castle & Cooke, Inc.*............................    1,939,891
    121,441    Mattel, Inc. ....................................    3,385,168
                                                                  -------------
                                                                    7,314,959
                                                                  -------------
See accompanying notes to financial statements.

                                                                    MARKET
   SHARES                                                            VALUE
------------              COMMON STOCKS (continued)               ------------
                         ELECTRICAL EQUIPMENT - 3.55%
     77,550    Emerson Electric Company.........................  $ 3,935,662
     44,500    General Electric Company.........................    4,933,938
                                                                  -------------
                                                                    8,869,600
                                                                  -------------
                          ELECTRONICS - GENERAL - 2.00%
    138,000    DSC Communications Corporation*..................    2,811,750
    149,950    Loral Space & Communications*....................    2,193,019
                                                                  -------------
                                                                    5,004,769
                                                                  -------------
                 ELECTRONICS - SEMICONDUCTORS/COMPONENTS - 3.76%
     29,500    Integrated Device Technology, Inc. ..............      346,625
     23,500    Intel Corporation................................    3,598,438
     95,300    Motorola, Inc.  .................................    5,455,925
                                                                  -------------
                                                                    9,400,988
                                                                  -------------
                           FINANCIAL SERVICES - 3.28%
    185,500    Federal Home Loan Mortgage Corporation...........    5,912,812
     48,052    Legg Mason, Inc. ................................    2,282,470
                                                                  -------------
                                                                    8,195,282
                                                                  -------------
                         FOODS & FOOD RETAILERS - 2.19%
     46,000    Campbell Soup Company............................    2,351,750
     39,400    Dole Food Company................................    1,605,550
     49,700    Supervalu, Inc. .................................    1,522,063
                                                                  -------------
                                                                    5,479,363
                                                                  -------------
                           HEALTHCARE PRODUCTS - 6.68%
     75,100    Abbott Laboratories..............................    4,581,100
     65,700    Forest Laboratories*.............................    2,242,012
    103,550    Johnson & Johnson................................    6,342,438
     38,925    Merck and Company, Inc. .........................    3,522,712
                                                                  -------------
                                                                   16,688,262
                                                                  -------------
                           HEALTHCARE SERVICES - 4.23%
     86,000    Cognizant Corporation............................    2,805,750
     93,200    Manor Care, Inc. ................................    2,178,550
    169,301    Medpartners, Inc.*...............................    3,089,743
     31,233    Pacificare Health Systems - Class A*.............    2,397,133
      6,024    Talbert Medical Management Corporation
                 Stock Rights*..................................      105,420
                                                                  -------------
                                                                   10,576,596
                                                                  -------------
                           HOUSEHOLD PRODUCTS - 5.10%
     42,100    Alberto Culver Company, Class A..................    1,041,975
    160,000    Kimberly Clark De Mexico,
                 American Depository Receipt....................    2,980,000
     22,500    Proctor and Gamble Company.......................    2,829,375
     30,000    Unilever Group...................................    5,887,500
                                                                  -------------
                                                                   12,738,850
                                                                  -------------

See accompanying notes to financial statements.

                                                                    MARKET
   SHARES                                                            VALUE
------------                COMMON STOCKS (continued)             ------------
                                INSURANCE - 3.91%
     28,332    American International Group, Inc. ..............  $ 3,640,662
     80,100    Integon Corporation..............................      811,013
     79,100    TIG Holdings, Inc. ..............................    2,195,025
     56,316    Travelers Group, Inc. ...........................    3,118,499
                                                                  -------------
                                                                    9,765,199
                                                                  -------------
                          LODGING & RESTAURANTS - 0.84%
    149,515    Choice Hotels Holdings, Inc. ....................    2,093,210
                                                                  -------------
                                MACHINERY -2.58%
    100,050    Crane Company....................................    3,739,369
     59,000    Deere & Company..................................    2,714,000
                                                                  -------------
                                                                    6,453,369
                                                                  -------------
                                  MEDIA - 4.79%
    151,133    ACNielson Corporation............................    2,266,995
    100,000    Dun & Bradstreet Corporation.....................    2,462,500
     90,600    Time Warner, Inc. ...............................    4,077,000
    118,850    Viacom Inc., Class A*............................    3,164,381
                                                                  -------------
                                                                   11,970,876
                                                                  -------------
                               OILS & GAS - 6.94%
     65,660    Exxon Corporation................................    3,717,996
     24,500    Mobil Corporation................................    3,185,000
    128,900    Occidental Petroleum Corporation.................    2,851,913
     15,500    Royal Dutch Petroleum Company....................    2,793,875
     24,000    Texaco, Inc. ....................................    2,532,000
     83,700    Union Pacific Resources Group....................    2,270,363
                                                                  -------------
                                                                   17,351,147
                                                                  -------------
                         PAPER & FOREST PRODUCTS - 1.88%
    124,000    Asia Pulp & Paper Company, Ltd. .................    1,658,500
     29,000    Boise Cascade Corporation........................      964,250
     45,500    Weyerhaeuser Company.............................    2,081,625
                                                                  -------------
                                                                    4,704,375
                                                                  -------------
                      REAL ESTATE INVESTMENT TRUSTS - 1.56%
     62,826    Bank of America Realty...........................    1,476,411
     41,000    Health Care Property Investors, Inc. ............    1,358,125
     35,600    Wellsford Residential Property Trust.............    1,054,650
                                                                  -------------
                                                                    3,889,186
                                                                  -------------
                              RETAIL SALES - 1.63%
     76,000    Intimate Brands, Inc. ...........................    1,415,500
     64,700    Fred Meyer, Inc., Class A*.......................    2,660,788
                                                                  -------------
                                                                    4,076,288
                                                                  -------------

See accompanying notes to financial statements.

                                                                    MARKET
   SHARES                                                            VALUE
------------                COMMON STOCKS (continued)             ------------
                                 TOBACCO - 0.78%
     49,500    Phillip Morris Companies, Inc. ..................  $ 1,949,062
                                                                  -------------
                         TRANSPORTATION SERVICES - 3.52%
    159,500    Expeditors International of Washington, Inc. ....    3,987,500
     62,050    Sabre Group Holdings, Inc. ......................    1,590,031
     50,300    Union Pacific Corporation........................    3,206,625
                                                                  -------------
                                                                    8,784,156
                                                                  -------------
                       UTILITIES-GAS AND ELECTRIC - 0.95%
     32,000    Enron Corporation................................    1,204,000
     31,900    Portland General Corporation.....................    1,164,350
                                                                  -------------
                                                                    2,368,350
                                                                  -------------
                      UTILITIES-TELECOMMUNICATIONS - 3.03%
     90,850    AT&T Corporation.................................    3,043,475
    130,000    Aliant Communications, Inc. .....................    2,031,250
     10,400    Frontier Corporation.............................      165,100
     51,000    GTE Corporation..................................    2,339,625
                                                                  -------------
                                                                    7,579,450
                                                                  -------------
               TOTAL COMMON STOCKS (cost $175,427,665)..........  233,339,946
                                                                  -------------

                       CONVERTIBLE PREFERRED STOCKS-3.79%
     37,200    Integon Corporation..............................    1,450,800
     10,000    Microsoft Preferred..............................      856,250
     75,800    Pacificare Health Systems, Inc. .................    2,368,750
     40,100    Penncorp Financial Group.........................    3,208,000
    268,400    RJR Nabisco Holding Company, Series C............    1,576,850
                                                                  -------------
               TOTAL CONVERTIBLE PREFERRED STOCK
                 (cost $9,917,869)..............................    9,460,650
                                                                  -------------

  PRINCIPAL
   AMOUNT                    CONVERTIBLE BOND-0.58%
------------
  $ 925,000    Alberto Culver Corporation, 5.50%, due 06/30/2005
                 (cost $1,419,468)..............................    1,437,219
                                                                  -------------
                          U.S. TREASURY BOND-2.08%
  5,550,000    6.50%, due 11/15/2026 (cost $5,151,899)..........    5,208,331
                                                                  -------------

See accompanying notes to financial statements.

  PRINCIPAL                                                         MARKET
   AMOUNT                  REPURCHASE AGREEMENT-0.25%                VALUE
------------                                                      ------------
  $ 621,000    Repurchase agreement with Goldman Sachs,
               collateralized by a U.S. Treasury Note, in a
               joint trading account at 5.15%, dated 04/30/1997,
               due 05/01/1997 with a maturity value of $621,089
               (cost $621,000)                                     $  621,000
                                                                  -------------
               TOTAL INVESTMENTS (cost $192,537,901)............  250,067,146
               Other assets  ($1,205,373)
                 less liabilities ($1,376,651)..................     (171,278)
                                                                 --------------
               NET ASSETS....................................... $249,895,868
                                                                 ==============
*Non-income producing security

FEDERAL INCOME TAX INFORMATION:
Net unrealized appreciation of investments at April 30, 1997, of $57,529,245 based on aggregate cost of $192,537,901 was composed of gross appreciation of $62,243,058 for investments having an excess of value over cost and gross depreciation of $4,713,813 for investments having an excess of cost over value.

OTHER INFORMATION:
Purchases and sales of investment securities, other than short-term investments, aggregated $91,928,969 and $66,608,115, respectively, during the six months ended April 30, 1997, including purchases and sales of U.S. government securities of $6,438,451 and $611,203.


See accompanying notes to financial statements.

COMPOSITE
NORTHWEST
FUND, INC.

PORTFOLIO OF
INVESTMENTS
IN SECURITIES
APRIL 30, 1997

                 COMPOSITE NORTHWEST FUND PORTFOLIO (UNAUDITED)

                                                                    MARKET
   SHARES                                                            VALUE
------------                    COMMON STOCKS-93.34%              ------------
                              AEROSPACE/DEFENSE - 5.79%
    102,837    Boeing Company................................... $ 10,142,299
     56,675    Precision Castparts Corporation    ..............    3,032,113
                                                                  -------------
                                                                   13,174,412
                                                                  -------------
                             APPAREL & SHOES - 2.64%
    106,700    Nike, Inc., Class B..............................    6,001,875
                                                                  -------------
                          BANK/SAVINGS & LOANS - 9.84%
    163,800    First Savings Bank of Washington Bancorp, Inc. ..    3,439,800
     24,302    Horizon Financial Corporation....................      340,228
     76,700    Interwest Bancorp, Inc. .........................    2,185,950
    136,300    Klamath First Bancorp, Inc. .....................    2,419,325
    102,900    Sterling Financial Corporation*..................    1,620,675
    138,710    US Bancorp.......................................    7,923,809
    186,188    Washington Federal, Inc. ........................    4,468,512
                                                                  -------------
                                                                   22,398,299
                                                                  -------------
                             BASIC INDUSTRY - 0.21%
     37,500    Morrison Knudsen Corporation*....................      468,750
                                                                  -------------
                            BUSINESS SERVICES - 0.83%
    145,800    Barrett Business Services, Inc.*.................    1,895,400
                                                                  -------------
                              CAPITAL GOODS - 0.88%
     28,510    PACCAR, Inc. ....................................    1,992,136
                                                                  -------------
                           COMPUTER SOFTWARE - 11.21%
    160,700    CFI Proservices, Inc.*...........................    2,410,500
    580,900    Mentor Graphics Corporation*.....................    4,102,606
    116,450    Microsoft Corporation*...........................   14,148,675
    230,800    Wall Data, Inc.*.................................    4,832,375
                                                                  -------------
                                                                   25,494,156
                                                                  -------------
                            COMPUTER SYSTEMS - 5.36%
    193,400    In Focus Systems, Inc.*..........................    3,457,025
    241,200    Planar Systems, Inc.*............................    2,442,150
     82,700    Radisys Corporation*.............................    2,429,313
    243,400    Sequent Computer Systems, Inc.*..................    3,863,975
                                                                  -------------
                                                                   12,192,463
                                                                  -------------
                          ELECTRICAL EQUIPMENT - 1.83%
     53,372    Fluke Corporation................................    2,408,411
    115,400    Merix Corporation*...............................    1,759,850
                                                                  -------------
                                                                    4,168,261
                                                                  -------------

See accompanying notes to financial statements.

                                                                    MARKET
   SHARES                                                            VALUE
------------                COMMON STOCKS (continued)             ------------
                          ELECTRONICS - GENERAL - 7.23%
    128,500    Electro Scientific Industries, Inc.*.............  $ 3,581,938
    340,200    FEI Company*.....................................    3,253,162
    130,700    Flir Systems, Inc.*..............................    2,042,188
     61,200    Itron, Inc.*.....................................    1,285,200
    116,200    Tektronix, Inc. .................................    6,289,325
                                                                  -------------
                                                                   16,451,813
                                                                  -------------
                 ELECTRONICS - SEMICONDUCTORS/COMPONENTS -3.47%
     16,800    Intel Corporation................................    2,572,500
     58,800    Lattice Semiconductor Corporation*...............    3,285,450
     14,400    Micron Technology, Inc.*.........................      507,600
     51,500    Triquint Semiconductor, Inc.*....................    1,532,125
                                                                  -------------
                                                                    7,897,675
                                                                  -------------
                         FOODS & FOOD RETAILERS - 3.73%
    178,200    Albertson's, Inc. ...............................    5,880,600
     65,041    Quality Food Centers, Inc.*......................    2,609,770
                                                                  -------------
                                                                    8,490,370
                                                                  -------------
                           HEALTHCARE PRODUCTS -6.37%
     92,000    Advanced Technology Laboratories, Inc.*..........    3,047,500
    506,850    ICOS Corporation*................................    3,516,272
    169,300    Immunex Corporation*.............................    4,719,238
    155,500    NeoRx Corporation*...............................      602,562
    301,800    Ostex International, Inc.*.......................      754,500
     52,800    Pathogenesis Corporation*........................    1,386,000
     22,200    SpaceLabs Medical, Inc.*.........................      466,200
                                                                  -------------
                                                                   14,492,272
                                                                  -------------
                           HEALTHCARE SERVICES - 2.30%
     97,760    Foundation Health Systems, Inc., Class A*........    2,639,520
     32,300    Pacificare Health Systems, Inc., Class B*........    2,592,075
                                                                  -------------
                                                                    5,231,595
                                                                  -------------
                                INSURANCE - 2.29%
    130,400    Safeco Corporation...............................    5,216,000
                                                                  -------------

                          LODGING & RESTAURANTS - 0.98%
     75,000    Starbucks Corporation*...........................    2,240,625
                                                                  -------------

                                MACHINERY - 1.49%
    131,950    Flow International Corporation*..................    1,171,056
    237,400    Greenbrier Companies, Inc........................    2,225,625
                                                                  -------------
                                                                    3,396,681
                                                                  -------------
                             METALS & MINING -4.08%
    291,100    Oregon Metallurgical Corporation*................    6,695,300
     19,900    Oregon Steel Mills, Inc. ........................      328,350
    101,600    Schnitzer Steel Industries Inc., Class A.........    2,260,600
                                                                  -------------
                                                                    9,284,250
                                                                  -------------

See accompanying notes to financial statements.

                                                                    MARKET
   SHARES                                                            VALUE
------------                COMMON STOCKS (continued)             ------------
                         PAPER & FOREST PRODUCTS - 6.12%
     31,633    Boise Cascade Corporation........................  $ 1,051,797
     15,100    Georgia-Pacific Corporation......................    1,177,800
     42,350    Longview Fibre Company...........................      682,894
    101,288    Louisiana Pacific Corporation....................    1,886,489
     51,700    TJ International.................................    1,150,325
     89,800    Weyerhaeuser Company.............................    4,108,350
     60,800    Willamette Industries, Inc. .....................    3,876,000
                                                                  -------------
                                                                   13,933,655
                                                                  -------------
                      REAL ESTATE INVESTMENT TRUSTS - 3.26%
    143,800    Pacific Gulf Properties, Inc. ...................    3,037,775
     64,300    Shurgard Storage Centers, Inc. ..................    1,687,875
     91,100    Wellsford Residential Property Trust.............    2,698,838
                                                                  -------------
                                                                    7,424,488
                                                                  -------------
                              RETAIL SALES - 8.36%
    229,100    BMC West Corporation*............................    2,462,825
    252,825    Costco Companies, Inc.*..........................    7,300,322
     23,500    Hollywood Entertainment Corporation*.............      502,312
    212,700    Fred Meyer, Inc., Class A*.......................    8,747,287
                                                                  -------------
                                                                   19,012,746
                                                                  -------------
                         TRANSPORTATION SERVICES - 7.39%
    164,800    Airborne Freight Corporation.....................    5,788,600
    151,300    Alaska Air Group, Inc.*..........................    3,763,588
    290,400    Expeditors International of Washington, Inc. ....    7,260,000
                                                                  -------------
                                                                   16,812,188
                                                                  -------------
                       UTILITIES - GAS & ELECTRIC - 1.36%
     84,800    Portland General Corporation.....................    3,095,200
                                                                  -------------
                     UTILITIES - TELECOMMUNICATIONS - 1.32%
    160,500    General Communication, Inc.*.....................    1,083,375
    187,300    Western Wireless Corporation, Class A*...........    1,919,825
                                                                  -------------
                                                                    3,003,200
                                                                  -------------
               TOTAL COMMON STOCKS (cost $150,490,596)..........  223,768,510
                                                                  -------------

See accompanying notes to financial statements.

                 COMPOSITE NORTHWEST FUND PORTFOLIO (UNAUDITED)

 PRINCIPAL
   AMOUNT                  REPURCHASE AGREEMENT-2.16%
------------
 $4,922,000    Repurchase agreement with Goldman Sachs,
               collateralized by a U.S. Treasury Note,
               in a joint trading account at 5.15%,
               dated 04/30/1997, due 05/01/1997 with a
               maturity value of $4,922,704 (cost $4,922,000)...    4,922,000
                                                                  -------------
               TOTAL INVESTMENTS (cost $155,412,596)............  228,690,510
               Other assets ($489,466)
                 less liabilities ($1,629,761)..................   (1,140,295)
                                                                 --------------
               NET ASSETS....................................... $227,550,215
                                                                 ==============
*Non-income producing security

FEDERAL INCOME TAX INFORMATION:
Net unrealized appreciation of investments at April 30, 1997, of $73,277,914, based on aggregate cost of $155,412,596, was composed of gross appreciation of $85,001,386 for investments having an excess of value over cost and gross depreciation of $11,723,472 for investments having an excess of cost over value.

OTHER INFORMATION:
Purchases and sales of investment securities, other than short-term investments, aggregated $47,110,313 and $41,960,459, respectively, during the six months ended April 30, 1997.


See accompanying notes to financial statements.

FINANCIAL
INFORMATION
APRIL 30, 1997

                                STATEMENTS OF ASSETS AND LIABILITIES
                                     APRIL 30, 1997 (UNAUDITED)

                                                        COMPOSITE       COMPOSITE       COMPOSITE
                                                      BOND & STOCK   GROWTH & INCOME    NORTHWEST
                                                       FUND, INC.         FUND          FUND, INC.
                                                     ------------   ---------------   -------------
ASSETS
Investments at market (identified cost $263,879,468,
  $192,537,901, and $155,412,596, respectively)       $307,041,901    $250,067,146      $228,690,510
Cash...........................................             11,116          11,695            11,727
Prepaid expense................................             20,524          18,231            16,846
Receivable for:
  Investment securities sold...................          1,294,289         252,484                 -
  Interest.....................................          1,745,611         183,558               704
  Sale of Fund's shares........................            259,008         489,037           313,589
  Dividends....................................            424,425         250,368           146,600
                                                      -------------   ---------------   -------------
Total assets...................................        310,796,874     251,272,519       229,179,976
                                                      -------------   ---------------   -------------
LIABILITIES
Payable for:
  Investment securities purchased..............          1,335,125         963,747         1,194,700
  Repurchase of Fund's shares..................            244,283         237,976           292,412
  Accrued expenses and other payables..........            220,703         174,928           142,649
                                                      -------------   ---------------   -------------
Total liabilities..............................          1,800,111       1,376,651         1,629,761
                                                      -------------   ---------------   -------------
NET ASSETS ....................................       $308,996,763    $249,895,868      $227,550,215
                                                      ==============  ===============   =============
COMPOSITION OF NET ASSETS
Capital stock, at par..........................       $     10,582    $174,361,394      $        110
Additional paid-in capital.....................        249,155,363     177,485,081       136,443,065
Undistributed net investment income (loss).....            959,261          82,956            (4,381)
Accumulated net realized gain..................         15,709,124      14,797,192        17,833,507
Net unrealized appreciation of investments.....         43,162,433      57,529,245        73,277,914
                                                      -------------   ---------------   -------------
NET ASSETS ....................................       $308,996,763    $249,895,868      $227,550,215
                                                      ==============  ===============   =============
SHARES OUTSTANDING.............................         21,164,187      13,935,713        11,006,221
                                                      ==============  ===============   =============
Class A Shares:
  Net asset value and redemption price per share
   (net assets of $277,505,599, $215,533,980, and
   $205,508,967 for 19,003,496, 12,009,817, and
   9,922,336 shares outstanding, respectively)              $14.60          $17.95            $20.71
                                                      ==============  ===============   =============
  Offering price per share
   (100/95.5 of net asset value per share) ....             $15.29          $18.80            $21.69
                                                      ==============  ===============   =============
Class B Shares:
  Net asset value, offering price and redemption
   price per share (net assets of $31,491,164,
   $34,361,888, and $22,041,248 for 2,160,691,
   1,925,896, and 1,083,885 shares outstanding,
   respectively) ..............................             $14.57          $17.84            $20.34
                                                     ==============  ===============   =============
On sales of  $25,000  or  more,  the  offering  price of Class A is  reduced.  A contingent  deferred  sales  charge  may be imposed  on  redemptions  of Class B shares.

See accompanying notes to financial statements.


                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

                                                                  COMPOSITE      COMPOSITE      COMPOSITE
                                                                 BOND & STOCK  GROWTH & INCOME   NORTHWEST
                                                                  FUND, INC.        FUND         FUND, INC.
                                                                ------------   ---------------  -------------
INVESTMENT INCOME
Income:
  Dividends..................................................... $ 2,755,799     $ 2,099,383    $ 1,089,246
  Interest......................................................   3,929,607          79,018         92,555
                                                                 ------------    ------------   ------------
Total income....................................................   6,685,406       2,178,401      1,181,801
                                                                 ------------    ------------   ------------
Expenses:
  Management fees...............................................     892,166         714,834        663,425
  Distribution expenses - Class A...............................     320,140         240,047        226,923
  Distribution expenses - Class B...............................     134,352         144,236         89,402
  Shareholder servicing - Class A...............................     102,696          94,344        146,077
  Shareholder servicing - Class B...............................      16,738          25,461         23,852
  Postage, printing and office expense..........................      80,158          74,166         70,688
  Registration and filing fees..................................      27,979          38,124         16,442
  Custodial fees................................................      20,916          20,556         14,424
  Auditing and legal fees.......................................       7,217           6,607          6,851
  Directors' fees...............................................       4,676           4,676          4,676
  Insurance.....................................................       1,604           1,251          1,240
  Expense reimbursement.........................................           -               -        (74,490)
                                                                 ------------    ------------   ------------
Total expenses..................................................   1,608,642       1,364,302      1,189,510
Fees paid indirectly............................................      (4,085)         (4,155)        (1,882)
                                                                 ------------    ------------   ------------
Net expenses....................................................   1,604,557       1,360,147      1,187,628
                                                                 ------------    ------------   ------------
Net investment income (loss)....................................   5,080,849         818,254         (5,827)
                                                                 ------------    ------------   ------------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Realized gain from investment transactions......................  15,839,638      15,241,364     17,919,611
Unrealized appreciation of investments during the period........     630,386       8,457,148     11,418,818
                                                                 ------------    ------------   ------------
Net realized and unrealized gain on investments.................  16,470,024      23,698,512     29,338,429
                                                                 ------------    ------------   ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS....................................... $21,550,873     $24,516,766    $29,332,602
                                                                 ============    ============   ============
See accompanying notes to financial statements.


                                           STATEMENTS OF CHANGES IN NET ASSETS

                                        COMPOSITE BOND & STOCK      COMPOSITE GROWTH &       COMPOSITE NORTHWEST
                                             FUND, INC.                INCOME FUND                FUND, INC.
                                      -------------------------  ------------------------- ---------------------------
                                       SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                         ENDED         YEAR         ENDED        YEAR          ENDED        YEAR
                                        APRIL 30,      ENDED       APRIL 30,     ENDED        APRIL 30,     ENDED
                                          1997      OCTOBER 31,      1997      OCTOBER 31,      1997      OCTOBER 31,
                                       (UNAUDITED)     1996       (UNAUDITED)     1996       (UNAUDITED)     1996
                                      ------------ ------------  ------------ ------------ ------------- ------------
OPERATIONS
Net investment income (loss)........  $ 5,080,849  $ 9,075,835    $  818,254   $ 2,016,068  $   (5,827)   $   197,430
Realized gain from
  investment transactions...........   15,839,638   17,743,293    15,241,364    14,044,609   17,919,611    18,297,956
Unrealized appreciation of
  investments during the period.....      630,386    8,484,821     8,457,148    18,741,419   11,418,818     5,491,521
                                      ------------ ------------   ------------ ------------ ------------- ------------
Net increase in net assets
  resulting from operations.........   21,550,873   35,303,949    24,516,766    34,802,096   29,332,602    23,986,907

DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
    Class A.........................   (5,039,783)   (8,283,363)    (984,921)   (1,970,751)           -      (276,041)
    Class B.........................     (403,807)     (404,212)     (25,831)      (63,860)           -             -
  Distributions from net capital
   gains from investment transactions:
    Class A.........................  (16,337,631)   (4,933,381) (12,746,652)   (4,850,669) (16,815,469)   (1,664,400)
    Class B.........................   (1,513,284)     (193,534)  (1,708,904)     (350,319)  (1,448,706)      (80,343)

NET CAPITAL
SHARE TRANSACTIONS
    Class A.........................   23,680,761    26,512,465   29,269,303    22,518,259   18,544,086    (2,041,396)
    Class B.........................    9,402,068    13,691,710   10,394,211    11,596,203    6,578,284     6,398,405
                                      ------------  ------------  ------------ ------------ ------------- ------------
Total increase in net assets........   31,339,197    61,693,634   48,713,972    61,680,959   36,190,797    26,323,132

NET ASSETS
Beginning of the period.............  277,657,566   215,963,932  201,181,896   139,500,937  191,359,418   165,036,286
                                      ------------  ------------ ------------- ------------ ------------- ------------
End of the period...................  $308,996,763 $277,657,566 $249,895,868  $201,181,896 $227,550,215  $191,359,418
                                      ============ ============ ============  ============ ============= =============
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS) AT END OF PERIOD .....  $    959,261 $  1,322,002 $     82,956  $    275,454 $     (4,381) $      1,446
                                      ============ ============ ============  ============ ============= =============

See accompanying notes to financial statements.

COMPOSITE BOND &                                             FINANCIAL HIGHLIGHTS
STOCK FUND, INC.
                                                    CLASS A                                                 CLASS B
                         ---------------------------------------------------------------  ------------------------------------------
                           SIX MONTHS                                      ELEVEN MONTHS    SIX MONTHS                     MARCH 30
                              ENDED                                            ENDED           ENDED       YEARS ENDED     1994 TO
                          APRIL 30, 1997     YEARS ENDED OCTOBER 31,         OCTOBER 31,  APRIL 30, 1997   OCTOBER 31,   OCTOBER 31,
                            (UNAUDITED)   1996     1995     1994     1993     1992(4)       (UNAUDITED)   1996     1995    1994(5)
                         --------------- -------  -------  -------  -------  --------     -------------- -------  ------- ---------
NET ASSET VALUE,
BEGINNING OF PERIOD ......... $14.71     $13.48   $11.53   $12.23   $11.27   $11.01           $14.69     $13.47    $11.51   $11.49
 INCOME FROM                  -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
 INVESTMENT OPERATIONS
 Net investment income.......   0.25      0.52     0.50      0.46     0.48     0.44             0.19       0.41      0.39     0.18
 Net realized and
 unrealized gain (loss) .....   0.85      1.53     2.02     (0.57)    1.06     0.80             0.84       1.53      2.03     0.04
    Total from investment     -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
    operations...............   1.10      2.05     2.52     (0.11)    1.54     1.24             1.03       1.94      2.42     0.22
                              -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
 LESS DISTRIBUTIONS
 Dividends (from net
 investment income)..........  (0.27)    (0.50)   (0.49)    (0.44)   (0.46)   (0.53)           (0.21)     (0.40)    (0.38)   (0.20)
 Distributions (from
 realized capital gains).....  (0.94)    (0.32)   (0.08)    (0.15)   (0.12)   (0.45)           (0.94)     (0.32)    (0.08)       -
                              -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
   Total distributions.......  (1.21)    (0.82)   (0.57)    (0.59)   (0.58)   (0.98)           (1.15)     (0.72)    (0.46)   (0.20)
NET ASSET VALUE,              -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
END OF PERIOD ............... $14.60     $14.71   $13.48   $11.53   $12.23   $11.27           $14.57     $14.69    $13.47   $11.51
                              =======    =======  =======  =======  =======  =======          =======    =======   =======  =======
TOTAL RETURN (1) ............   3.58%     15.66%   22.55%   -0.90%   13.99%   11.92%            3.26%     14.73%    21.60%    1.94%
RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period ($1,000's).... $277,506  $255,414 $208,592  $191,615 $180,281 $102,523         $31,491    $22,243   $7,372   $3,362
 Ratio of expenses to
 average net assets(2) ......   1.02%(6)  0.98%    1.02%     1.06%    1.13%    1.13%(6)         1.83%(6)   1.87%    1.84%   1.77%(6)
 Ratio of net income to
 average net assets..........   3.52%(6)  3.68%    3.98%     3.97%    4.01%    4.30%(6)         2.72%(6)   2.80%    3.10%   3.22%(6)
 Portfolio turnover rate ....    55%(6)    46%      32%       25%      19%      15%(6)           55%(6)     46%      32%      25%
 Average commission
 paid(3) .................... $ 0.0571  $0.0632       -         -        -        -           $ 0.0571   $ 0.0632        -        -

(1) Total returns do not reflect a sales charge and are not annualized.
(2) Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(3) Average commission paid disclosure beginning in fiscal 1996.
(4) Change in Fund's fiscal year-end.
(5) From the commencement of offering of Class B shares.
(6) Annualized.


COMPOSITE GROWTH &
INCOME FUND                                                       FINANCIAL HIGHLIGHTS

                                                    CLASS A                                                 CLASS B
                         ---------------------------------------------------------------  ------------------------------------------
                           SIX MONTHS                                                      SIX MONTHS                      MARCH 30
                              ENDED                                                           ENDED        YEARS ENDED     1994 TO
                          APRIL 30, 1997           YEARS ENDED OCTOBER 31,                APRIL 30, 1997   OCTOBER 31,   OCTOBER 31,
                            (UNAUDITED)   1996     1995     1994     1993     1992          (UNAUDITED)   1996     1995    1994(4)
                         --------------- -------  -------  -------  -------  -------      -------------- -------  ------- ---------
NET ASSET VALUE,
BEGINNING OF PERIOD ......... $17.26     $14.65   $12.71   $12.81   $12.02   $11.86           $17.17     $14.59    $12.68   $12.00
 INCOME FROM                  -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
 INVESTMENT OPERATIONS
 Net investment income.......   0.07       0.20     0.22     0.18     0.21     0.29                -       0.06      0.11     0.05
 Net realized and
 unrealized gain ............   1.92       3.16     2.31     0.85     1.10     0.80             1.90       3.14      2.31     0.69
   Total from investment      -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
   operations................   1.99       3.36     2.53     1.03     1.31     1.09             1.90       3.20      2.42     0.74
 LESS DISTRIBUTIONS           -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
 Dividends (from net
 investment income)..........  (0.09)     (0.21)   (0.19)   (0.18)   (0.21)   (0.34)           (0.02)     (0.08)    (0.11)   (0.06)
 Distributions (from
 realized capital gains).....  (1.21)     (0.54)   (0.40)   (0.95)   (0.31)   (0.59)           (1.21)     (0.54)    (0.40)       -
                              -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
   Total distributions.......  (1.30)     (0.75)   (0.59)   (1.13)   (0.52)   (0.93)           (1.23)     (0.62)    (0.51)   (0.06)
NET ASSET VALUE,              -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
END OF PERIOD ............... $17.95     $17.26   $14.65   $12.71   $12.81   $12.02           $17.84     $17.17    $14.59   $12.68
                              =======    =======  =======  =======  =======  =======          =======    =======   =======  =======
TOTAL RETURN (1) ............   5.45%     23.61%   20.87%    8.55%   11.06%    9.94%            5.11%     22.55%    19.95%    6.14%
RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period ($1,000's).... $ 215,534  $178,331 $130,630 $102,837 $95,229  $81,102          $34,362    $22,851   $ 8,871  $ 2,082
 Ratio of expenses to
 average net assets(2) ......  1.09%(5)    1.03%    1.07%    1.10%    1.17%    1.10%          1.93%(5)    1.94%     1.91%   1.85%(5)
 Ratio of net income to
 average net assets..........  0.82%(5)    1.26%    1.62%    1.45%    1.67%    2.37%          -0.02%(5)   0.34%    0.69%    0.65%(5)
 Portfolio turnover rate ....    59%(5)      52%      39%      34%      54%      18%            59%(5)     52%      39%      34%
 Average commission
 paid(3) .................... $ 0.0600   $ 0.0654      -        -        -        -           $ 0.0600   $0.0654       -       -

(1) Total returns do not reflect a sales charge and are not annualized.
(2) Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(3) Average commission paid disclosure beginning in fiscal 1996.
(4) From the commencement of offering of Class B shares.
(5) Annualized.


COMPOSITE NORTHWEST FUND, INC.                              FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    CLASS A                                                 CLASS B
                         ---------------------------------------------------------------  ------------------------------------------
                           SIX MONTHS                                                      SIX MONTHS                      MARCH 30
                              ENDED                                                           ENDED        YEARS ENDED     1994 TO
                          APRIL 30, 1997           YEARS ENDED OCTOBER 31,                APRIL 30, 1997   OCTOBER 31,   OCTOBER 31,
                            (UNAUDITED)   1996     1995     1994     1993     1992          (UNAUDITED)   1996     1995    1994(4)
                         --------------- -------  -------  -------  -------  -------      -------------- -------  ------- ---------
NET ASSET VALUE,
BEGINNING OF PERIOD ......... $19.69     $17.40   $14.30   $14.50   $14.04   $13.45           $19.45     $17.31    $14.28   $14.42
 INCOME FROM                  -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
 INVESTMENT OPERATIONS
 Net investment income.......   0.01       0.03     0.07     0.08     0.07     0.08            (0.02)     (0.08)    (0.05)   (0.02)
 Net realized and
 unrealized gain ............   2.89       2.47     3.10     0.35     0.46     0.69             2.79       2.40      3.08    (0.12)
   Total from investment      -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
   operations................   2.90       2.50     3.17     0.43     0.53     0.77             2.77       2.32      3.03    (0.14)
 LESS DISTRIBUTIONS           -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
 Dividends (from net
 investment income)..........      -      (0.03)   (0.07)   (0.08)   (0.07)   (0.07)               -          -         -        -
 Distributions (from
 realized capital gains).....  (1.88)     (0.18)       -    (0.55)       -    (0.11)           (1.88)     (0.18)        -        -
                              -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
   Total distributions.......  (1.88)     (0.21)   (0.07)   (0.63)   (0.07)   (0.18)           (1.88)     (0.18)        -        -
NET ASSET VALUE,              -------    -------  -------  -------  -------  -------          -------    -------   -------  -------
END OF PERIOD ............... $20.71     $19.69   $17.40   $14.30   $14.50   $14.04           $20.34     $19.45    $17.31   $14.28
                              =======    =======  =======  =======  =======  =======          =======    =======   =======  =======
TOTAL RETURN (1) ............   5.39%     14.54%   22.24%    2.97%    3.82%    5.77%            5.12%     13.54%    21.25%   -0.97%
RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period ($1,000's).... $205,509   $176,706 $157,953 $152,622 $168,840 $167,115         $22,041    $14,653   $7,083   $3,102
 Ratio of expenses to
 average net assets(2) ......  1.05%(5)    1.08%    1.10%    1.09%    1.09%    1.11%          1.93%(5)     1.98%    1.95%   1.96%(5)
 Ratio of net income to
 average net assets..........  0.07%(5)    0.16%    0.44%    0.51%    0.48%    0.53%          -0.81%(5)   -0.76%   -0.45%  -0.39%(5)
 Portfolio turnover rate ....   20%(5)      42%       9%      11%       8%       4%              20%(5)      42%       9%     11%
 Average commission
 paid(3) .................... $ 0.0563   $0.0665       -        -        -        -           $0.0563  $0.0665         -         -

NOTE: Figures representing per-share amounts have been adjusted to retroactively  reflect a 2 for 1 stock split effective
      December 29, 1992.
(1) Total returns do not reflect a sales charge and are not annualized.
(2) Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995.
(3) Average commission paid disclosure beginning in fiscal 1996.
(4) From the commencement of offering of Class B shares.
(5) Annualized.


                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ACCOUNTING POLICIES
     Composite Bond & Stock Fund, Inc., Composite Equity Series, Inc., and Composite Northwest Fund, Inc., collectively the Funds, are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies. Composite Growth & Income Fund is a portfolio of Composite Equity Series, Inc.
     Each Fund offers both Class A and Class B shares. The two classes of shares differ in their respective sales charges, shareholder servicing fees, and distribution and service fees.
     Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which are consistently followed by each Fund in the preparation of its financial statements.
a. Investment securities are stated on the basis of valuations provided by an independent pricing service, approved by the Boards of Directors, which uses information with respect to last reported sales price for securities traded on a national securities exchange (or reported on the National Association of Securities Dealers Automated Quotation [NASDAQ] National Market System) or securities traded over-the-counter, in determining value. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not currently quoted as described above will be priced at fair market value as determined in good faith in a manner prescribed by the Boards of Directors.
b. Each Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
c. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class based on the value of shares outstanding. Dividends are declared separately for each class. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution and service fees.
d. Interest income is earned from the settlement date on securities purchased and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
e. Dividends and distributions to shareholders are recorded on the ex-dividend date.
f. Security transactions are accounted for on the trade date (execution date of the order to buy or sell). Realized gain or loss from security transactions and the change in unrealized appreciation or depreciation are determined on the basis of identified cost.
g. Each Fund complies with requirements of the Internal Revenue Code applicable to regulated investment companies and distributes taxable income so that no provision for federal income or excise tax is required. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for deferral of wash sales.
h. Custodial fees have been increased by $4,085, $4,155, and $1,882, for the Bond & Stock Fund, Inc., the Growth & Income Fund, and the Northwest Fund, Inc., respectively. Such amounts relate to "expense offset arrangements." The Funds could have otherwise employed the assets to produce income if they had not entered into such arrangements. In accordance with the regulations, such amounts are added to net custodial fees and then reflected as a deduction, "fees paid indirectly," to derive net expenses. There were no "expense offset arrangements" other than custodial fees.
i. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - COVERED CALL OPTIONS WRITTEN
     Each Fund may write listed covered call options in which premiums received are recorded as a liability which is marked to market to reflect the current value of options written. A covered call option gives the holder the right to buy the underlying security, which each Fund owns, at any time during the option period at a predetermined exercise price. The risk in writing a covered call option is that each Fund gives up the opportunity to participate in any increase in price of the underlying security beyond the exercise price. Proceeds from the call options exercised are increased by the amount of premium received. If an option expires or is cancelled in a closing transaction, each Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is less than or greater than the premium originally received.
     Transactions in written covered call options during the six months ended April 30, 1997, were as follows:

                                          COMPOSITE               COMPOSITE
                                        BOND & STOCK           GROWTH & INCOME
                                         FUND, INC.                 FUND
                                    --------------------    --------------------
                                    NUMBER OF               NUMBER OF
                                    CONTRACTS   PREMIUMS    CONTRACTS   PREMIUMS
                                    ---------   --------    ---------   --------
Outstanding at October 31, 1996.....   150      $59,473        305      $76,899
Written.............................   150       18,224        130       28,426
Exercised...........................  (150)     (18,224)      (315)     (72,996)
Expired.............................  (150)     (59,473)      (120)     (32,329)
                                    ---------   --------    ---------   --------
Outstanding at April 30, 1997.......    0       $59,470         0       $59,470
                                    =========   ========    =========   ========

NOTE 3 - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
     The amounts of fees and expenses described below are shown on each Fund's statement of operations. Composite Research & Management Co. (the "Adviser") manages each Fund, Murphey Favre, Inc., (the "Distributor") is the principal underwriter, and Murphey Favre Securities Services, Inc. (the "Transfer Agent") is the transfer and shareholder servicing agent. All are affiliates of Washington Mutual Bank and Washington Mutual fsb and are subsidiaries of Washington Mutual, Inc.
     Management fees were paid by each Fund to the Adviser. Management fees for the Bond & Stock Fund and the Growth & Income Fund are equal to an annual rate of .625% of each Fund's average daily net assets. Fees are reduced to .50% on average daily net assets in excess of $250 million. The management fee for the Northwest Fund is equal to an annual rate of .625% of the Fund's average daily net assets. Should these assets of the Fund grow to greater than $500 million, the fee would be decreased. Also, under terms of the Northwest Fund's management agreement, the Adviser will reimburse Northwest should Fund expenses (excluding taxes, interest, and portfolio brokerage, and the .75% Class B distribution fee) exceed, in any fiscal year, 1.50% of the average daily net assets up to $30 million, and 1% of such net assets over $30 million. For the six months ended April 30, 1997, the Northwest Fund was reimbursed $74,490 under this agreement.
     Directors' fees and expenses were paid directly by each Fund to directors having no affiliation with the Funds other than in their capacity as directors. Other officers and directors received no compensation from the Funds.
     Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing Fund distributions and reports. The authorized monthly shareholder servicing fees are $1.25 and $1.35 ($1.35 and $1.45 prior to April 1, 1997) per Class A and Class B share accounts, respectively.
     Distribution expenses were paid to the Distributor in accordance with separate distribution plans for Class A and Class B. Each Funds' Board of Directors adopted the plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Class A distribution plan provides that each Fund will reimburse the Distributor up to 0.25% of the average daily net assets attributable to Class A shares annually for a portion of its expenses incurred in distributing each Fund's Class A shares, including payment to brokers. The Class B distribution plan provides that each Fund will pay the Distributor a distribution fee equal to 0.75% and a service fee of 0.25% of the average daily net assets attributable to Class B shares annually.
     For the six months ended April 30, 1997, commissions (sales charges paid by investors) on the purchases of Class A shares totaled $425,057, $446,612, and $320,739, of which $358,800, $384,318, and $247,900 was retained by the
Distributor in the Bond & Stock Fund, the Growth & Income Fund, and the Northwest Fund, respectively. For the six months ended April 30, 1997, the Distributor received contingent deferred sales charges of $22,891, $29,008, and $16,835 for the Bond & Stock Fund, the Growth & Income Fund, and the Northwest Fund, respectively, upon redemption of Class B shares as reimbursement for sales commissions advanced by the Distributor at the time of such sales.

NOTE 4 -  CAPITAL STOCK
COMPOSITE BOND & STOCK FUND, INC.
Capital stock authorized............... 300,000,000
Designated as:
  Class A.............................. 200,000,000
  Class B.............................. 100,000,000
Par value per share....................     $0.0005

                                                                   CLASS A                    CLASS B
                                                        ---------------------------  ---------------------------
                                                          SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                             ENDED         ENDED          ENDED         ENDED
                                                        APRIL 30, 1997  OCTOBER 31,  APRIL 30, 1997  OCTOBER 31,
                                                          (UNAUDITED)      1996        (UNAUDITED)      1996
                                                        --------------  -----------  --------------  -----------
Shares
Sold....................................................   1,604,484     3,502,594      617,228       1,071,938
Issued for reinvestment of dividends and capital gains..   1,431,664       551,925      132,107          28,182
                                                         -------------  -----------  ------------    -----------
                                                           3,036,148     4,054,519      749,335       1,100,120
Reacquired..............................................  (1,394,458)   (2,170,504)    (103,315)       (132,719)
                                                         -------------  -----------  ------------    -----------
Net increase............................................   1,641,690     1,884,015      646,020         967,401
                                                         =============  ===========  ============    ===========
Amount
Sold.................................................... $23,393,612   $44,698,687   $9,005,996      $14,984,826
Issued for reinvestment of dividends and capital gains..  20,614,635    12,571,523    1,898,871          592,143
                                                         -------------  -----------  ------------    -----------
                                                          44,008,247    57,270,210   10,904,867       15,576,969
Reacquired.............................................. (20,327,486)  (30,757,745)  (1,502,799)      (1,885,259)
                                                         -------------  -----------  ------------    -----------
Net increase............................................ $23,680,761   $26,512,465   $9,402,068      $13.691.710
                                                         =============  ===========  ============    ===========

COMPOSITE GROWTH & INCOME FUND
Capital stock authorized............... 40,000,000
Designated as:
  Class A.............................. 25,000,000
  Class B.............................. 15,000,000
Par value per share....................    $0.0001

                                                                     CLASS A                    CLASS B
                                                          ---------------------------  ---------------------------
                                                            SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                               ENDED         ENDED          ENDED         ENDED
                                                          APRIL 30, 1997  OCTOBER 31,  APRIL 30, 1997  OCTOBER 31,
                                                            (UNAUDITED)      1996        (UNAUDITED)      1996
                                                          --------------  -----------  --------------  -----------
Shares
Sold....................................................     1,523,244     2,162,456       591,275       781,671
Issued for reinvestment of dividends and capital gains..       768,078       424,694       101,225        27,517
                                                          --------------  -----------  --------------  -----------
                                                             2,291,322     2,587,150       692,500        809,188
Reacquired..............................................      (615,563)   (1,172,395)      (97,769)       (86,112)
                                                          --------------  -----------  --------------  -----------
Net increase............................................     1,675,759     1,414,755       594,731        723,076
                                                          ==============  ===========  ==============  ===========
Amount
Sold....................................................   $26,881,909   $34,852,996   $10,387,994    $12,562,783
Issued for reinvestment of dividends and capital gains..    13,223,096     6,465,408     1,729,449        413,214
                                                          --------------  -----------  --------------  -----------
                                                            40,105,005    41,318,404    12,117,443     12,975,997
Reacquired..............................................   (10,835,702)  (18,800,145)   (1,723,232)    (1,379,794)
                                                          --------------  -----------  --------------  -----------
Net increase............................................   $29,269,303   $22,518,259   $10,394,211    $11,596,203
                                                          ==============  ===========  ==============  ===========

COMPOSITE NORTHWEST FUND, INC.
Capital stock authorized............. 10,000,000,000
Designated as:
  Class A............................  6,000,000,000
  Class B............................  4,000,000,000
Par value per share..................       $0.00001

                                                                    CLASS A                    CLASS B
                                                          ---------------------------  ---------------------------
                                                            SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                               ENDED         ENDED          ENDED         ENDED
                                                          APRIL 30, 1997  OCTOBER 31,  APRIL 30, 1997  OCTOBER 31,
                                                            (UNAUDITED)      1996        (UNAUDITED)      1996
                                                          --------------  -----------  --------------  -----------
Shares
Sold....................................................       747,437     1,670,374      302,861        384,301
Issued for reinvestment of dividends and capital gains..       855,423       107,929       74,775          4,603
                                                          --------------  -----------  --------------  -----------
                                                             1,602,860     1,778.303      377,636        388,904
Reacquired..............................................      (652,900)   (1,881,146)     (42,279)       (44,652)
                                                          --------------  -----------  --------------  -----------
Net increase (decrease).................................       949,960      (102,843)     335,357        344,252
                                                          ==============  ===========  ==============  ===========
Amount
Sold....................................................   $15,253,896  $(30,838,126   $6,080,341      7,154,271
Issued for reinvestment of dividends and capital gains      16,535,329     1,894,196    1,445,397         80,228
                                                          --------------  -----------  --------------  -----------
                                                            31,789,225    32,732,322    7,525,738      7,234,499
Reacquired..............................................   (13,245,139)  (34,773,718)    (947,454)      (836,094)
                                                          --------------  -----------  --------------  -----------
Net increase (decrease).................................   $18,544,086  $ (2,041,396)  $6,578,284     $6,398,405
                                                          ==============  ===========  ==============  ===========

                         MORE ABOUT THE COMPOSITE GROUP

                             A RANGE OF OPPORTUNITY
     In addition to the growth potential from our equity funds, the Composite Group also offers investors the opportunity for current income from five distinct portfolios. An investment in one or more of these portfolios allows you to more closely match your objectives with sensible investment strategies.

                               CURRENT INCOME FROM
                           U.S. GOVERNMENT SECURITIES
     Composite U.S. Government Securities is designed and managed to provide a high level of current income, consistent with safety and liquidity. The Fund seeks to achieve this objective by investing in a careful selection of obligations issued or backed by the full faith and credit of the United States government and in repurchase agreements that are secured by these types of obligations. Investors should understand that individual shares of the Fund are not guaranteed by the U.S. government and share values will fluctuate.

                               HIGH CURRENT INCOME
                            FROM QUALITY INVESTMENTS
     Composite Income Fund seeks to provide an attractive level of current income primarily from investments in corporate bonds and mortgage-backed securities. Securities with intermediate-term maturities and carefully selected credit quality characteristics provide the foundation for this investment strategy.

                          HIGH CURRENT TAX-FREE INCOME
     Composite Tax-Exempt Bond Fund seeks to provide high current income, free from federal income tax. The Fund invests in a carefully selected portfolio of bonds issued by states, counties, cities and other governmental bodies. In certain circumstances, income may be subject to the alternative minimum tax or state and local taxes.

                               TWO WAYS YOUR CASH
                                CAN EARN ITS KEEP
     Composite Cash Management Co. seeks to provide current money market rates of return, liquidity, and preservation of capital through its two portfolios.
     The Money Market portfolio invests in high-quality, short-term money market obligations of banks, businesses and the U.S. government.
     The Tax-Exempt Money Market portfolio invests in high-quality, short-term municipal bonds that are exempt from federal income tax. Both portfolios are intended as repositories for future cash needs and offer draft writing privileges. Shares of the Fund are free of any sales charge.
     Please note that an investment in either portfolio is not insured or guaranteed by the U.S. government, nor can there be any assurance that a stable net asset value of $1.00 per share can be maintained.

                               WE'RE HERE TO HELP
     If you have questions, we encourage you to visit with your registered representative or call Composite Customer Service toll-free at 1-800-543-8072, Monday through Friday, 7:00 a.m. - 6:00 p.m., Pacific Time.


--------------------------------------------------------------------------------
     For more information on any of the Composite Group funds, including charges and expenses, write or call for a free prospectus. Please read it carefully before you invest or send money.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    For further information, please contact:

                                  FUND OFFICES
                            Composite Group of Funds
                          601 W. Main Avenue, Suite 801
                             Spokane, WA 99201-0613
                              Phone: (509) 353-3550
--------------------------------------------------------------------------------

                                     ADVISER
                       Composite Research & Management Co.
              1201 Third Avenue, Suite 1220 Seattle, WA 98101-3015

                                   DISTRIBUTOR
                               Murphey Favre, Inc.
               1201 Third Avenue, Suite 780 Seattle, WA 98101-3015

                                    CUSTODIAN
                        Investors Fiduciary Trust Company
                  127 W. 10th Street Kansas City, MO 64105-1716

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             LeMaster & Daniels PLLC
            601 W. Riverside Avenue, Suite 800 Spokane, WA 99201-0614

                                     COUNSEL
                   Paine, Hamblen, Coffin, Brooke & Miller LLP
            717 W. Sprague Avenue, Suite 1200 Spokane, WA 99204-0464

                                    OFFICERS
                                   President
                                William G. Papesh
                            Executive Vice President
                               Kerry K. Killinger
                                Vice Presidents
                                 Gene G. Branson
                               Douglas D. Springer
                           Vice President & Treasurer
                                 Monte D. Calvin
                                   Secretary
                                  John T. West


                               BOARD OF DIRECTORS
                             Wayne L. Attwood, M.D.
                                Kristianne Blake
                                 Anne V. Farrell
                                Michael K. Murphy
                                William G. Papesh
                               Daniel L. Pavelich
                                   Jay Rockey
                                Richard C. Yancey

             This report is submitted for the general information of
            shareholders of the Funds. For more detailed information
          about the Funds, their officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or
                     accompanied by an effective prospectus.




                                 COMPOSITE GROUP
                                     EQUITY
                                      FUNDS

                                   SEMIANNUAL
                                     REPORT


                                    APRIL 30,
                                      1997

                                COMPOSITE BOND &
                                STOCK FUND, INC.

                                COMPOSITE GROWTH
                                 & INCOME FUND

                                    COMPOSITE
                                    NORTHWEST
                                    FUND, INC.

                                  EXHIBIT INDEX

                         Composite Equity Series, Inc.
                                    811-565


                   I. Financial Data Schedule - Class A Shares
                  II. Financial Data Schedule - Class B Shares